Description of Organization and Business Operations (Details)	9 Months Ended	11 Months Ended		12 Months Ended
	Oct. 13, 2014	Nov. 16, 2017 shares	Nov. 30, 2014	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Description of Organization and Business Operations [Abstract]
Entity date of incorporation				Mar. 14, 2008
Entity date of Initial Public Offering				Jul. 01, 2008
Navios Holdings' voting interest in Navios Acquisition				42.90%
Navios Holdings' economic interest in Navios Acquisition				46.20%
Common stock shares outstanding				152,107,905	150,582,990
Navios Midstream
General partner interest	2.00%		2.00%	2.00%
Limited partner interest including general partner interest				59.00%
Subordinated Units | Navios Midstream
Conversion ratio		1
Partners' Capital Account, Units, Converted		9,342,692
Series C Convertible Preferred Stock
Preferred stock shares outstanding				1,000	1,000